UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     November 12, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11378                      Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $8,887 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      252    15850 SH       DEFINED                 15850        0        0
ARGAN INC                      COM              04010E109     1238    80000 SH       DEFINED                 80000        0        0
BANK FLA CORP NAPLES           COM              062128103     1080   130900 SH       DEFINED                130900        0        0
BLUEFLY INC                    COM NEW          096227301      166    70000 SH       DEFINED                 70000        0        0
CENTENE CORP DEL               COM              15135B101     1649    80380 SH       DEFINED                 80380        0        0
CONVERA CORP                   CL A             211919105      197   196919 SH       DEFINED                196919        0        0
EBAY INC                       COM              278642103     1226    54800 SH       DEFINED                 54800        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      186    10754 SH       DEFINED                 10754        0        0
KNOT INC                       COM              499184109      251    30001 SH       DEFINED                 30001        0        0
NANOSPHERE INC                 COM              63009F105      208    24398 SH       DEFINED                 24398        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206      558    25000 SH       DEFINED                 25000        0        0
NIKE INC                       CL B             654106103     1606    24000 SH       DEFINED                 24000        0        0
PLANETOUT INC                  COM NEW          727058208      270   104093 SH       DEFINED                104093        0        0